Note 9 - Other Investments	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of other investments [text block]

Note 9: Other investments

On August 13, 2024, the Company purchased 764,993 Series C Preferred Shares of Alsym Energy Inc. for a total cash purchase price of $2,063. This investment is accounted for as an investment in equity.

This investment is classified as a Level 3 Financial Asset and is accounted for at its fair value and revalued at each reporting date through profit and loss (note 23).